Lincoln Financial Group 150 N. Radnor Chester Rd. Radnor, PA 19087

Phone: 484-583-8083

Fax: 484-583-8448

Email: lisa.matson @lfg.com

VIA EDGAR

July 25, 2013

Sally Samuel, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant: Lincoln Variable Insurance Products Trust (“Trust”)

File Nos.:         033-70742 and 811-08090

Schedule 14A

Dear Ms. Samuel:

Attached for filing via EDGAR is a definitive proxy statement (the “Proxy Statement”) on Schedule 14A for a special shareholder meeting of the above-referenced registrant (the “Registrant”). The Proxy Statement is being filed pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended and Rule 20a-1 under the Investment Company Act of 1940, as amended.

The proposals being put to a shareholder vote for certain or all series are:

•	The election and re-election of Trustees;

•	The ratification of a manager of managers order;

•	Changing fundamental investment objectives to be non-fundamental; and

•	An increase in the advisory fee for LVIP SSgA Global Tactical Allocation RPM Fund.

It is anticipated that the proxy statement will be mailed to shareholders beginning Monday, July 29, 2013.

If you have any questions or comments, please contact me at the above number.

Very truly yours,

/s/ Lisa Matson
Lisa Matson
Senior Counsel – Funds Management

cc: Jill R. Whitelaw, Esq.